SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	$ 1,200
Less: share-based compensation expenses capitalized in construction in progress	(409)
Share-based compensation expenses recognized in general and administrative expenses	$ 791